UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Chief Financial Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   May 10, 1999

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 60
Form 13F Information Table Value Total: $129,027

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3D Systems                     Common Stocks    88554D205      317    52883 SH       SOLE                    52883
Agnico-Eagle 3.50% '04         Conv Bonds       008474AA6     1340  2062000 SH       SOLE                  2062000
American Freightways           Common Stocks    02629V108     2128   165300 SH       SOLE                   165300
Anadarko Petroleum             Common Stocks    032511107     4258   112800 SH       SOLE                   112800
Barrett Resources              Common Stocks    068480201     3292   131350 SH       SOLE                   131350
Barrick Gold                   Common Stocks    067901108     6096   357250 SH       SOLE                   357250
Basin Exploration              Common Stocks    070107107     5112   368450 SH       SOLE                   368450
Battle Mountain Gold           Common Stocks    071593107      777   282600 SH       SOLE                   282600
BE Aerospace                   Common Stocks    073302101     2339   158550 SH       SOLE                   158550
Benton Oil & Gas               Common Stocks    083288100      769   212150 SH       SOLE                   212150
Carematrix                     Common Stocks    141706101     3353   176450 SH       SOLE                   176450
Claire's Stores                Common Stocks    179584107     1585    52600 SH       SOLE                    52600
CNF Transportation             Common Stocks    12612W104     2324    61450 SH       SOLE                    61450
Coeur D'Alene 6.375% '04       Conv Bonds       192108AE8      621  1052000 SH       SOLE                  1052000
Cryolife                       Common Stocks    228903100      925    84100 SH       SOLE                    84100
Dell Computer                  Common Stocks    247025109     4186   102400 SH       SOLE                   102400
DLJ High Yield Bond Fund       Closed-end Funds 23322Y108     2291   258100 SH       SOLE                   258100
Documentum                     Common Stocks    256159104     2579   148950 SH       SOLE                   148950
GelTex Pharmaceuticals         Common Stocks    368538104     1469   104450 SH       SOLE                   104450
Good Guys                      Common Stocks    382091106     1164   300475 SH       SOLE                   300475
Helen of Troy                  Common Stocks    G4388N106     3210   248100 SH       SOLE                   248100
Horizon Offshore Incorporated  Common Stocks    44043J105      224    33200 SH       SOLE                    33200
ICN Pharmaceuticals            Common Stocks    448924100     6666   265298 SH       SOLE                   265298
Informix                       Common Stocks    456779107     1851   251000 SH       SOLE                   251000
Input/Output                   Common Stocks    457652105      273    43300 SH       SOLE                    43300
Jones Apparel                  Common Stocks    480074103     1911    68390 SH       SOLE                    68390
Keane                          Common Stocks    486665102     1338    62800 SH       SOLE                    62800
Labor Ready                    Common Stocks    505401208     1826    69900 SH       SOLE                    69900
Lands' End                     Common Stocks    515086106     5335   154075 SH       SOLE                   154075
Lone Star Steakhouse           Common Stocks    542307103      617    60150 SH       SOLE                    60150
Managed High Income Portfolio  Closed-end Funds 56166C105     1338   128150 SH       SOLE                   128150
Mitcham Industries             Common Stocks    606501104     1172   275650 SH       SOLE                   275650
Nautica Enterprises            Common Stocks    639089101     1717   151750 SH       SOLE                   151750
Newmont Mining                 Common Stocks    651639106     2812   160675 SH       SOLE                   160675
Nuevo Energy                   Common Stocks    670509108     3550   262935 SH       SOLE                   262935
Oshkosh B'Gosh "A"             Common Stocks    688222207     2336   132050 SH       SOLE                   132050
Patina Oil & Gas               Common Stocks    703224105      620   155050 SH       SOLE                   155050
Paul Harris Stores             Common Stocks    703555201      359    48650 SH       SOLE                    48650
Philip Morris                  Common Stocks    718154107      959    27250 SH       SOLE                    27250
Placer Dome                    Common Stocks    725906101     3732   333550 SH       SOLE                   333550
Plains All Amern Pipeline LP   Common Stocks    726503105     3009   168350 SH       SOLE                   168350
Plains Resources               Common Stocks    726540503     3111   207400 SH       SOLE                   207400
Pogo Producing                 Common Stocks    730448107     2746   211250 SH       SOLE                   211250
Polk Audio                     Common Stocks    730900107     1022    92875 SH       SOLE                    92875
Potash Corp Saskatchewan       Common Stocks    73755L107     2869    53625 SH       SOLE                    53625
Premisys Communications        Common Stocks    740584107     1437   166650 SH       SOLE                   166650
Progress Software              Common Stocks    743312100     7902   231575 SH       SOLE                   231575
Prudent Bear Fund              Mutual Funds     744294109     1137   254342 SH       SOLE                   254342
Public Storage                 Common Stocks    74460D109     1985    79400 SH       SOLE                    79400
Quanex 6.88% '07               Conv Bonds       747620AC6      914  1048000 SH       SOLE                  1048000
Quiksilver                     Common Stocks    74838C106     2148    76275 SH       SOLE                    76275
Remedy Temp                    Common Stocks    759549108     1183    94150 SH       SOLE                    94150
Rex Stores                     Common Stocks    761624105     2360   204100 SH       SOLE                   204100
RJR Nabisco                    Common Stocks    74960K876     1581    63256 SH       SOLE                    63256
Rydex Ursa Fund                Mutual Funds     783554405      342    39511 SH       SOLE                    39511
St. Jude Medical               Common Stocks    790849103     1519    62300 SH       SOLE                    62300
St. Mary Land & Exploration Co Common Stocks    792228108     1162    66900 SH       SOLE                    66900
Suiza Foods                    Common Stocks    865077101     1814    53850 SH       SOLE                    53850
Toys "R" Us                    Common Stocks    892335100      490    26050 SH       SOLE                    26050
Xoma LTD                       Common Stocks    983907106     1528   499000 SH       SOLE                   499000